Income tax - Summary Of Deferred Tax Assets And Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 23,063	€ 24,562
Deferred tax liabilities	99,202	82,941
Deferred tax expense (income) recognised in profit or loss	(304)	14,126
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	57,764	55,358
Deferred tax expense (income) recognised in profit or loss	3,246	13,523	€ (4,347)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	133,903	113,737
Deferred tax expense (income) recognised in profit or loss	3,550	(1,013)	(9,623)
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29,462	25,240
Unused tax losses [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	(3,648)	(1,524)	(8,773)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	28,302	30,118
Deferred tax liabilities	55,155	35,971
Other temporary differences [member] | Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	(402)	15,047	4,426
Other temporary differences [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	3,766	610	4,817
Fair value adjustment arising from business combinations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	78,748	77,766
Fair value adjustment arising from business combinations [member] | Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	€ (216)	€ (1,623)	€ (14,440)